Dec-03-08 04:02pm From- T-339 P.002/002 F-060

NYSE Euronext

Received SEC
DEC 03 2008
Washington, DC 20549

Paras Madho
Director
Securities Operations

20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyx.com

CERTNYS
001-03040

08067441

December 3, 2008

Mr. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Qwest Corporation, 6.5% Notes Due 2017 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on December 1, 2008. Tentative listing date – December 8, 2008.

PROCESSED
DEC 17 2008
THOMSON REUTERS

Sincerely,

Paras Madho

END